Retirement Benefits (Projected benefit payments) (Details) $ in Millions	Sep. 30, 2016 USD ($)
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	$ 161.2
2018	159.4
2019	163.1
2020	166.7
2021	170.5
2022 - 2026	914.5
International [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	44.8
2018	47.2
2019	48.9
2020	49.7
2021	52.6
2022 - 2026	294.8
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	10.7
2018	10.1
2019	9.5
2020	9.0
2021	8.4
2022 - 2026	$ 29.1